Cover	Dec. 17, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On December 17, 2020, ACCO Brands Corporation (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) to announce that it had completed the acquisition of the consumer electronics and video gaming accessory business of Bensussen Deutsch & Associates LLC (“Seller”), referred to as Seller’s Consumer Products Division (the “PowerA Business”), for approximately $340 million (subject to customary adjustments), and up to $55 million in additional earn-out consideration, pursuant to the Equity Purchase Agreement (the “Purchase Agreement”), dated November 10, 2020, as amended, by and among the Company, ACCO Brands USA LLC ("Buyer"), a wholly owned subsidiary of the Company, Seller, and, solely with respect to certain provisions thereof, Bensussen Deutsch Holdings, Inc., Jacob B. Deutsch and Eric E. Bensussen. Pursuant to the Purchase Agreement, Seller (i) directly transferred certain non-U.S. assets and intellectual property of the PowerA Business to Buyer or an affiliate of Buyer and (ii) contributed the other assets and properties of the PowerA Business into Pioneer Newco, LLC (“Newco”), a wholly owned subsidiary of Seller, after which Buyer purchased all of the outstanding equity interests of Newco (collectively, the “Transaction”). Newco was subsequently merged into ACCO Brands USA, LLC, a wholly-owned subsidiary of the Company.
Document Period End Date	Dec. 17, 2020
Entity File Number	001-08454
Entity Registrant Name	ACCO BRANDS CORPORATION
Entity Central Index Key	0000712034
Entity Tax Identification Number	36-2704017
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Four Corporate Drive
Entity Address, City or Town	Lake Zurich
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60047
City Area Code	847
Local Phone Number	541-9500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ACCO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false